Schedule of Other operating expenses (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Consumable expenses			$ 86,532
Marketing expenses	44,434	58,008	87,008
Professional fees	474,931	620,014	691,464
Travelling expenses	126,723	165,435	136,651
Other expenses	243,746	318,206	143,147
Total other operating expenses	$ 889,834	$ 1,161,663	$ 1,144,802